Post-employment benefits - Benefit Costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Post-employment benefits - Benefit Costs [Line Items]
Service cost	€ 19	€ 19	€ 14
Past service (credit)/cost	(6)	(3)	(7)
Net interest cost/(income)	0	3	(2)
Administrative expenses	1	1	1
Total cost	14	20	6
GB
Post-employment benefits - Benefit Costs [Line Items]
Service cost	0	0	0
Past service (credit)/cost	0	(5)	0
Net interest cost/(income)	3	4	(1)
Administrative expenses	0	0	0
Total cost	3	(1)	(1)
Rest of world
Post-employment benefits - Benefit Costs [Line Items]
Service cost	19	19	14
Past service (credit)/cost	(6)	2	(7)
Net interest cost/(income)	(3)	(1)	(1)
Administrative expenses	1	1	1
Total cost	€ 11	€ 21	€ 7